Financial risk management objectives and policies (Details Narrative)	Dec. 31, 2023 ARS ($)
Financial risk management objectives and policies
Short-term Assets In Foreign Currency	$ 442,503
Net liability position in foreign currency	21,624,000
Performance Obligations Amount	83,716,000
Foreign currency liabilities	464,127,000
Non-current other assets	$ 42,100,000